Benefit Plans - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award	354,551
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased	$ 9.64
Stockholders' Equity, Period Increase (Decrease)	$ 3,400
Amortization Stock Based Compensation	$ 280	$ 231
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares	333,790	267,558
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 406	$ 314
Defined Benefit Plan, Expected Amortization, Next Fiscal Year	41
Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets, Accumulated Benefit Obligation	4,375	3,756
Employee Stock Option
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Contributions by Employer	4,474
Defined benefit postretirement life insurance
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Contributions by Employer	421
Defined Benefit Plan, Accumulated Benefit Obligation	$ 1,500	$ 1,500